Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense			¥ 1,344	¥ 2,613	$ 368	¥ 5
Income tax expenses			¥ 1,344	¥ 2,613	$ 368	¥ 5	¥ 2,582